Taxes - Additional Information (Details) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 € / m³	Dec. 31, 2024 € / Mcf	Dec. 31, 2023 CAD ($)	Sep. 30, 2022
Disclosure of income tax
Applicable tax rate		24.35%	24.60%
Unused tax losses for which no deferred tax asset recognised		$ 3,200,000	$ 2,400,000			$ 3,200,000
Deductible temporary differences, unused tax losses and unused tax credits expired		202,200	118,300			202,200
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		1,000,000	700,000			1,000,000
Windfall taxes		78,426	222,859
Vermilion's Canada Segment
Disclosure of income tax
Deductible temporary differences, unused tax losses and unused tax credits expired		$ 1,400,000	$ 1,400,000			$ 1,400,000
France
Disclosure of income tax
Applicable tax rate		25.80%	25.80%
Temporary solidarity contribution		33.00%
Netherlands
Disclosure of income tax
Applicable tax rate		50.00%	50.00%
Temporary solidarity contribution		33.00%
Windfall royalty rate	65.00%			65.00%	65.00%
Netherlands | Bottom of range
Disclosure of income tax
Windfall royalty annual realized pricing				0.50	13.40
Germany
Disclosure of income tax
Applicable tax rate		31.20%	31.30%
Temporary solidarity contribution	33.00%	33.00%
Ireland
Disclosure of income tax
Applicable tax rate		25.00%	25.00%
Temporary solidarity contribution	75.00%	75.00%
USA
Disclosure of income tax
Applicable tax rate		21.00%	21.00%
European Union | Bottom of range
Disclosure of income tax
Average taxable profits							0.00%
Temporary solidarity contribution		33.00%
European Union | Top of range
Disclosure of income tax
Average taxable profits							120.00%
Corporate income tax | Australia
Disclosure of income tax
Applicable tax rate						30.00%
PRRT | Australia
Disclosure of income tax
Applicable tax rate						40.00%